Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Net liabilities	$ (448,120)	$ (212,862)
Convertible Preferred Shares, Carrying Amount	378,332	274,966
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	$ 189,646	$ 37,424	$ 26,572
Convertible Preferred Shares [Member] | IPO scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible decrease in unobservable input, liabilities		10.00%
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 42,888	$ 23,811
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	41,969	22,166
Series A Preferred Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible Preferred Shares, Carrying Amount	$ 133,529	$ 47,249
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of decrease in foreign exchange rate	5.00%
Percentage of decrease increase in Foreign Exchnage Rate	5.00%
Percentage of increase in foreign exchange rate	5.00%